Leases (Tables)	6 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Components of Lease Expense	The components of lease expense consist of the following:
	Classification	Six months ended December 31, 2025	Six months ended December 31, 2024
Operating lease costs	General and administrative expenses	$162,556	$159,406
Operating lease costs	Research and development expenses	-	-

Balance sheet information related to leases consists of the following:

	Classification	December 31, 2025	June 30, 2025
Assets
Operating lease – ROU assets	Right-of-use assets	$386,302	$544,385

Liabilities
Operating lease liabilities	Current portion	$258,124	$312,780
Operating lease liabilities	Non-current portion	128,178	231,635
Total lease liabilities		$386,302	$544,415

Weighted average remaining term (years)
Operating leases		1.11	0.46

Weighted average discount rate
Operating leases		5.88%	5.22%

Schedule of Minimum Lease Payments in Future Periods

The following table sets forth the Company’s minimum lease payments in future periods:

December 31, 2025
For the years ending December 31,
2026	$278,722
2027	124,799
Total minimum lease payments	$403,521
Less: imputed interest	(17,219)

Total:	$386,302